Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 1,556,069	$ 1,792,022	$ 1,901,586